Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022 MXN ($)	Sep. 30, 2021 MXN ($)	Sep. 30, 2022 MXN ($)	Sep. 30, 2021 MXN ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	$ (29,212,078)		$ (29,212,078)			$ (1,162,119)
Derivative financial instruments (cost) income, net	12,982,694	$ 9,274,432	37,491,847	$ 21,632,280
Advance payments received for the Future sale of turbosine
Disclosure of detailed information about financial instruments [line items]
Advances received	$ 17,590,055		$ 17,590,055		$ 306,570